Legal proceedings and IP Indemnification Claims Narrative (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended					1 Months Ended			12 Months Ended	1 Months Ended
	Nov. 30, 2013 Nokia [Member]	Jan. 31, 2012 M2M Solutions LLC [Member] patent	Feb. 28, 2011 GBT [Member] patent	May 31, 2010 GBT [Member] patent	May 31, 2012 GBT [Member] lawsuit	Jan. 31, 2013 Steelhead Licensing LLC [Member] customer	Feb. 29, 2012 Intellectual Ventures [Member] customer lawsuit	Sep. 30, 2011 Mayfair Wireless, LLC [Member] customer	Dec. 31, 2013 Barnes and Noble, Inc. [Member] patent	Jan. 31, 2012 Eon Corp. IP Holdings, LLC [Member] patent	Oct. 31, 2010 Eon Corp. IP Holdings, LLC [Member] patent customer
COMMITMENTS AND CONTINGENCIES
Alleged damages	$ 29
Patents found not infringed		1
Number of patents allegedly infringed		2								1	3
Number of customers against whom a patent litigation lawsuit was filed			2	2		1	2	2	9		1
Number of lawsuits					2		2
Number of patents-in-suit related to 3G products									2